SHARE-BASED PAYMENTS (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Options outstanding at the beginning of the year	87,961	99,717	113,760
Options forfeited during the period	(15,495)	(11,756)	(14,043)
Options outstanding at the end of the year	72,466	87,961	99,717